Debt Obligations Level 4 (Details) Debt Outstanding (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Synthetic Letter of Credit Facility	$ 47
ABL Facility [Domain]
Debt Instrument [Line Items]
Long-Term	0	0
Due Within One Year	0	0
Floating Rate Term Loans Due May 2015 [Member]
Debt Instrument [Line Items]
Long-Term	0	895
Due Within One Year	0	15
6.625% First Priority Senior Notes Due 2020 [Member]
Debt Instrument [Line Items]
Long-Term	1,557	450
Due Within One Year	0	0
8.875% Senior Secured Notes Due 2018 (includes $6 of unamortized debt discount at June 30, 2012 and December 31, 2011) [Member]
Debt Instrument [Line Items]
Long-Term	1,196	994
Due Within One Year	0	0
Floating Rate Second-Priority Senior Secured Notes Due 2014 [Member]
Debt Instrument [Line Items]
Long-Term	0	120
Due Within One Year	0	0
9.00% Second-Priority Senior Secured Notes Due 2020 [Member]
Debt Instrument [Line Items]
Long-Term	574	574
Due Within One Year	0	0
9.2% Debentures Due 2021 [Member]
Debt Instrument [Line Items]
Long-Term	74	74
Due Within One Year	0	0
7.875% Debentures Due 2023 [Member]
Debt Instrument [Line Items]
Long-Term	189	189
Due Within One Year	0	0
8.375% Sinking Fund Debentures Due 2016 [Member]
Debt Instrument [Line Items]
Long-Term	40	60
Due Within One Year	20	2
Sinking fund requirement	20
Australia Facility Due 2014 [Member]
Debt Instrument [Line Items]
Long-Term	0	31
Due Within One Year	35	5
Line of Credit Facility, Maximum Borrowing Capacity	10
Brazilian Bank Loans [Member]
Debt Instrument [Line Items]
Long-Term	13	18
Due Within One Year	45	41
Capital Leases [Member]
Debt Instrument [Line Items]
Long-Term	9	10
Due Within One Year	1	1
Other [Member]
Debt Instrument [Line Items]
Long-Term	13	4
Due Within One Year	8	12
Total non-affiliated debt [Member]
Debt Instrument [Line Items]
Long-Term	3,665	3,419
Due Within One Year	$ 109	$ 76